Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Strategic Trust
Entity Central Index Key	0001873280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
c000242877
Shareholder Report [Line Items]
Fund Name	Running Oak Efficient Growth ETF
Trading Symbol	RUNN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Running Oak Efficient Growth ETF for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.runningoaketfs.com/fund. You can also request this information by contacting us at 1-855-833-4222.
Additional Information Phone Number	1-855-833-4222
Additional Information Website	https://www.runningoaketfs.com/fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Running Oak Efficient Growth ETF	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 07, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 415,687,534
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 2,151,202
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$415,687,534
Number of Portfolio Holdings	58
Advisory Fee	$2,151,202
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	2.0%
Common Stocks	98.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	2.0%
Communications	3.0%
Materials	3.2%
Consumer Discretionary	8.1%
Financials	9.3%
Health Care	14.5%
Industrials	29.0%
Technology	30.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
ServiceNow, Inc.	2.6%
Zebra Technologies Corporation	2.5%
IQVIA Holdings, Inc.	2.3%
FactSet Research Systems, Inc.	2.2%
Automatic Data Processing, Inc.	2.1%
CACI International, Inc.	2.1%
Arthur J. Gallagher & Company	2.1%
State Street Institutional Treasury Money Market Fund, Premier Class	2.0%
Brown & Brown, Inc.	2.0%
Jacobs Solutions, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.